Stockholders' Equity - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Sep. 15, 2022	Jul. 13, 2022	Dec. 20, 2021	Sep. 23, 2021	Mar. 02, 2021	Dec. 31, 2020
Summary of option activity
Common Stock, Shares Authorized	1,250,000,000	635,000,000	1,250,000,000
Options outstanding at the beginning	67,604,157	52,878,539							29,767,283
Unrecognized compensation expense	$ 433	$ 24
Weighted average period of recognition	2 years 10 months 24 days
General and administrative expense
Summary of option activity
Recognized compensation expense	$ 368	$ 109
2019 Equity Incentive Plan
Summary of option activity
Options issued	67,604,157	52,878,539
Options outstanding at the beginning	52,878,539
Options expiration term	10 years
Number of shares authorized				95,000,000	85,000,000	73,000,000	65,000,000	50,000,000
Common shares available for grant	17,493,484
Contractual term	10 years
2019 Equity Incentive Plan | Minimum
Summary of option activity
Vesting period	1 year
2019 Equity Incentive Plan | Maximum
Summary of option activity
Vesting period	4 years